Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DODGE & COX FUNDS
Entity Central Index Key	0000029440
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Dodge & Cox Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Stock Fund
Class Name	Class I
Trading Symbol	DODGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class I	$ 54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results (vs. S&P 500) included the Fund's:
  Industrials holdings, particularly RTX and Johnson Controls International;
  Consumer Discretionary underweight position and stock selection;
  Stock selection and underweight position in Consumer Staples; and
  Positions in CVS, Charles Schwab, and BNY Mellon.
Key detractors from relative results (vs. S&P 500) included the Fund's:
  Communication Services stock selection, notably Charter Communications and Comcast;
  Financials holdings and overweight position, mainly Fiserv;
  Materials stock selection and overweight position;
  Underweight position in Information Technology; and
  Positions in Avantor and Occidental Petroleum.
Key contributors to relative results (vs. Russell 1000 Value) included the Fund's:
  Industrials holdings, notably RTX and Johnson Controls International;
  Stock selection in Health Care, primarily CVS Health;
  Consumer Staples stock selection and underweight position; and
  Positions in Charles Schwab, TSMC, and BNY Mellon.
Key detractors from relative results (vs. Russell 1000 Value) included the Fund's:
  Financials stock selection, mainly Fiserv;
  Stock selection in Materials;
  Communications Services holdings, mostly Charter Communications; and
  Positions in Avantor and Occidental Petroleum.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Stock Fund — Class I	13.66	13.31	12.79
S&P 500 Index	17.88	14.42	14.82
Russell 1000 Value Index	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 119,131,415,085
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 465,334,685
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 119,131,415,085
Total Number of Portfolio Holdings	89
Total Advisory Fees Paid	$ 465,334,685
Portfolio Turnover Rate	20%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Health Care	25.9%
Financials	21.0%
Industrials	15.7%
Communication Services	11.3%
Information Technology	8.3%
Consumer Discretionary	3.9%
Energy	3.7%
Materials	3.0%
Real Estate	2.8%
Consumer Staples	2.4%
Utilities	1.3%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.
In August 2025, the Board of Trustees of the Fund approved a 16-for-1 share split of the Fund’s outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.

Updated Prospectus Phone Number	800-621-3979
Updated Prospectus Web Address	dodgeandcox.com/documents
Dodge & Cox Stock Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Stock Fund
Class Name	Class X
Trading Symbol	DOXGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class X for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class X	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results (vs. S&P 500) included the Fund's:
  Industrials holdings, particularly RTX and Johnson Controls International;
  Consumer Discretionary underweight position and stock selection;
  Stock selection and underweight position in Consumer Staples; and
  Positions in CVS, Charles Schwab, and BNY Mellon.
Key detractors from relative results (vs. S&P 500) included the Fund's:
  Communication Services stock selection, notably Charter Communications and Comcast;
  Financials holdings and overweight position, mainly Fiserv;
  Materials stock selection and overweight position;
  Underweight position in Information Technology; and
  Positions in Avantor and Occidental Petroleum.
Key contributors to relative results (vs. Russell 1000 Value) included the Fund's:
  Industrials holdings, notably RTX and Johnson Controls International;
  Stock selection in Health Care, primarily CVS Health;
  Consumer Staples stock selection and underweight position; and
  Positions in Charles Schwab, TSMC, and BNY Mellon.
Key detractors from relative results (vs. Russell 1000 Value) included the Fund's:
  Financials stock selection, mainly Fiserv;
  Stock selection in Materials;
  Communications Services holdings, mostly Charter Communications; and
  Positions in Avantor and Occidental Petroleum.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Stock Fund — Class X 1	13.77	13.40	12.84
S&P 500 Index	17.88	14.42	14.82
Russell 1000 Value Index	15.91	11.33	10.53
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 119,131,415,085
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 465,334,685
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 119,131,415,085
Total Number of Portfolio Holdings	89
Total Advisory Fees Paid	$ 465,334,685
Portfolio Turnover Rate	20%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Health Care	25.9%
Financials	21.0%
Industrials	15.7%
Communication Services	11.3%
Information Technology	8.3%
Consumer Discretionary	3.9%
Energy	3.7%
Materials	3.0%
Real Estate	2.8%
Consumer Staples	2.4%
Utilities	1.3%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.
In August 2025, the Board of Trustees of the Fund approved a 16-for-1 share split of the Fund’s outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.

Updated Prospectus Phone Number	800-621-3979
Updated Prospectus Web Address	dodgeandcox.com/documents
Dodge & Cox Global Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Stock Fund
Class Name	Class I
Trading Symbol	DODWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class I	$ 70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund's:
  Overweight position in non-U.S. holdings;
  Information Technology holdings;
  Underweight position and stock selection in Consumer Staples;
  Health Care holdings, such as Bayer and CVS Health; and
  Positions in Banco Santander, RTX, and Prudential.
Key detractors from relative results included the Fund's:
  Stock selection in Materials, notably International Flavors & Fragrances;
  Communication Services holdings, including Charter Communications and Comcast; and
  Positions in Fiserv and Avantor.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Stock Fund — Class I	25.18	12.47	11.38
MSCI ACWI Index	22.34	11.19	11.72

No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 12,547,305,744
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 60,372,842
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 12,547,305,744
Total Number of Portfolio Holdings	284
Total Advisory Fees Paid	$ 60,372,842
Portfolio Turnover Rate	26%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	24.1%
Health Care	22.4%
Industrials	12.4%
Communication Services	8.8%
Information Technology	8.3%
Consumer Discretionary	8.1%
Materials	5.8%
Energy	3.6%
Consumer Staples	2.9%
Real Estate	1.2%
Utilities	0.6%
Government	0.4%
Region Diversification

Dodge & Cox Global Stock Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Stock Fund
Class Name	Class X
Trading Symbol	DOXWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class X for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class X	$ 59	0.52%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund's:
  Overweight position in non-U.S. holdings;
  Information Technology holdings;
  Underweight position and stock selection in Consumer Staples;
  Health Care holdings, such as Bayer and CVS Health; and
  Positions in Banco Santander, RTX, and Prudential.
Key detractors from relative results included the Fund's:
  Stock selection in Materials, notably International Flavors & Fragrances;
  Communication Services holdings, including Charter Communications and Comcast; and
  Positions in Fiserv and Avantor.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Stock Fund — Class X 1	25.30	12.55	11.42
MSCI ACWI Index	22.34	11.19	11.72
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 12,547,305,744
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 60,372,842
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 12,547,305,744
Total Number of Portfolio Holdings	284
Total Advisory Fees Paid	$ 60,372,842
Portfolio Turnover Rate	26%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	24.1%
Health Care	22.4%
Industrials	12.4%
Communication Services	8.8%
Information Technology	8.3%
Consumer Discretionary	8.1%
Materials	5.8%
Energy	3.6%
Consumer Staples	2.9%
Real Estate	1.2%
Utilities	0.6%
Government	0.4%
Region Diversification

Dodge & Cox International Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox International Stock Fund
Class Name	Class I
Trading Symbol	DODFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class I	$ 73	0.61%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results

included the Fund's:
  Stock selection within the Financials sector, specifically positions in Banco Santander, Barclays, BNP Paribas, and Itau Unibanco;
  Health Care holdings, notably a position in Bayer;
  Stock selection within the Information Technology sector; and
  Consumer Discretionary holdings.
Key detractors from relative results

included the Fund's:
  Stock selection within the Materials sector, notably a position in International Flavors & Fragrances;
  U.S. holdings; and;
  Positions in Sanofi, HDFC Bank, Diageo, and Coupang.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox International Stock Fund — Class I	38.71	11.70	9.14
MSCI ACWI ex USA Index	32.39	7.91	8.41

No Deduction of Taxes [Text Block]	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 60,951,922,999
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 277,494,501
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 60,951,922,999
Total Number of Portfolio Holdings	287
Total Advisory Fees Paid	$ 277,494,501
Portfolio Turnover Rate	17%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	27.2%
Health Care	15.3%
Industrials	10.4%
Consumer Discretionary	10.1%
Information Technology	9.6%
Materials	7.6%
Consumer Staples	7.4%
Communication Services	5.2%
Energy	5.2%
Real Estate	1.1%
Utilities	0.0%
Region Diversification

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.
In August 2025, the Board of Trustees of the Fund approved a 4-for-1 share split of the Fund’s outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.

Updated Prospectus Phone Number	800-621-3979
Updated Prospectus Web Address	dodgeandcox.com/documents
Dodge & Cox International Stock Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox International Stock Fund
Class Name	Class X
Trading Symbol	DOXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class X for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class X	$ 61	0.51%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results

included the Fund's:
  Stock selection within the Financials sector, specifically positions in Banco Santander, Barclays, BNP Paribas, and Itau Unibanco;
  Health Care holdings, notably a position in Bayer;
  Stock selection within the Information Technology sector; and
  Consumer Discretionary holdings.
Key detractors from relative results

included the Fund's:
  Stock selection within the Materials sector, notably a position in International Flavors & Fragrances;
  U.S. holdings; and;
  Positions in Sanofi, HDFC Bank, Diageo, and Coupang.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox International Stock Fund — Class X 1	38.84	11.78	9.18
MSCI ACWI ex USA Index	32.39	7.91	8.41
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 60,951,922,999
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 277,494,501
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 60,951,922,999
Total Number of Portfolio Holdings	287
Total Advisory Fees Paid	$ 277,494,501
Portfolio Turnover Rate	17%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	27.2%
Health Care	15.3%
Industrials	10.4%
Consumer Discretionary	10.1%
Information Technology	9.6%
Materials	7.6%
Consumer Staples	7.4%
Communication Services	5.2%
Energy	5.2%
Real Estate	1.1%
Utilities	0.0%
Region Diversification

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.
In August 2025, the Board of Trustees of the Fund approved a 4-for-1 share split of the Fund’s outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.

Updated Prospectus Phone Number	800-621-3979
Updated Prospectus Web Address	dodgeandcox.com/documents
Dodge & Cox Emerging Markets Stock Fund
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Emerging Markets Stock Fund
Class Name	Dodge & Cox Emerging Markets Stock Fund
Trading Symbol	DODEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Emerging Markets Stock Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Emerging Markets Stock Fund	$ 84	0.70%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund’s:
  Underweight position and stock selection in India;
  Financials holdings, notably Itau Unibanco;
  Energy holdings, particularly National Energy Services Reunited;
  Overweight position and stock selection in Latin America, including Millicom International Cellular and Cemex; and
  Position in Alibaba.
Key detractors from relative results included the Fund’s:
  South Korean holdings, such as Samsung Electronics, SK hynix, and Coupang;
  Stock selection and underweight position in the Metals & Mining industry within the Materials sector; and
  Positions in TSMC and JD.com.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	Since Inception (5/11/2021)
Dodge & Cox Emerging Markets Stock Fund	38.62	5.76
MSCI Emerging Markets Index	33.57	3.77

Performance Inception Date	May 11, 2021
No Deduction of Taxes [Text Block]	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 882,305,268
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 3,285,443
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 882,305,268
Total Number of Portfolio Holdings	415
Total Advisory Fees Paid	$ 3,285,443
Portfolio Turnover Rate	23%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, e xclud
ing derivatives unless o
ther
wise noted, represented as a percentage of Fund total net assets.
Ten
Largest Countries
China	23.8%
Taiwan	12.9%
South Korea	10.5%
Brazil	8.6%
India	6.7%
United States	4.2%
Mexico	3.9%
Hong Kong	3.8%
Peru	2.6%
Indonesia	2.5%
Sector Diversification

Dodge & Cox Balanced Fund Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Balanced Fund
Class Name	Class I
Trading Symbol	DODBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class I	$ 55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Portfolio (vs. S&P 500 Index)
Key contributors to relative results included the portfolio's:
  Consumer Discretionary stock selection and underweight position;
  Health Care stock selection, mainly CVS Health and GSK;
  Industrials holdings, notably RTX;
  Consumer Staples stock selection and underweight position; and
  Holding in Banco Santander.
Key detractors from relative results included the portfolio's:
  Underweight position in Information Technology;
  Materials stock selection and overweight position;
  Communication Services holdings and underweight position, particularly Charter Communications; and
  Positions in Fiserv, Occidental Petroleum, and Avantor.
Fixed Income Portfolio (vs. Bloomberg U.S. Aggregate Bond Index)
Key contributors to relative results included the portfolio's:
  Credit security selection, particularly Pemex as well as British American Tobacco, Citigroup, and Republic of Colombia;
  Security selection within Agency* mortgage-backed securities (MBS) and overweight to the sector; and
  Underweight to U.S. Treasuries and overweight to corporate bonds.
Key detractors from relative results included the portfolio’s:
  Below-benchmark duration position.
*The U.S. Government does not guarantee the Fund’s shares, yield, or net asset value. The agency guarantee (by, for example, Ginnie Mae, Fannie Mae, or Freddie Mac) does not eliminate market risk.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Balanced Fund — Class I	14.45	9.41	9.73
S&P 500 Index	17.88	14.42	14.82
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Combined Index	13.70	8.47	9.79

No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 14,884,525,203
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 58,436,563
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 14,884,525,203
Total Number of Portfolio Holdings	500
Total Advisory Fees Paid	$ 58,436,563
Portfolio Turnover Rate	30%

Holdings [Text Block]
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets
.
Asset
Allocation
Common Stocks	64.1%
Debt Securities	32.0%
Mutual Funds	1.4%
Net Cash & Other (a)	2.5%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.
In August 2025, the Board of Trustees of the Fund approved a 8-for-1 share split of the Fund’s outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.

Updated Prospectus Phone Number	800-621-3979
Updated Prospectus Web Address	dodgeandcox.com/documents
Dodge & Cox Balanced Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Balanced Fund
Class Name	Class X
Trading Symbol	DOXBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class X for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class X	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
  Consumer Discretionary stock selection and underweight position;
  Health Care stock selection, mainly CVS Health and GSK;
  Industrials holdings, notably RTX;
  Consumer Staples stock selection and underweight position; and
  Holding in Banco Santander.
Key detractors from relative results included the portfolio's:
  Underweight position in Information Technology;
  Materials stock selection and overweight position;
  Communication Services holdings and underweight position, particularly Charter Communications; and
  Positions in Fiserv, Occidental Petroleum, and Avantor.
  Credit security selection, particularly Pemex as well as British American Tobacco, Citigroup, and Republic of Colombia;
  Security selection within Agency* mortgage-backed securities (MBS) and overweight to the sector; and
  Underweight to U.S. Treasuries and overweight to corporate bonds.
Key detractors from relative results included the portfolio’s:
  Below-benchmark duration position.
*The U.S. Government does not guarantee the Fund’s shares, yield, or net asset value. The agency guarantee (by, for example, Ginnie Mae, Fannie Mae, or Freddie Mac) does not eliminate market risk.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Balanced Fund — Class X 1	14.55	9.49	9.77
S&P 500 Index	17.88	14.42	14.82
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Combined Index	13.70	8.47	9.79
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 14,884,525,203
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 58,436,563
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 14,884,525,203
Total Number of Portfolio Holdings	500
Total Advisory Fees Paid	$ 58,436,563
Portfolio Turnover Rate	30%

Holdings [Text Block]
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding deriva ti
ves unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	64.1%
Debt Securities	32.0%
Mutual Funds	1.4%
Net Cash & Other (a)	2.5%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.
In August 2025, the Board of Trustees of the Fund approved a 8-for-1 share split of the Fund’s outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.

Updated Prospectus Phone Number	800-621-3979
Updated Prospectus Web Address	dodgeandcox.com/documents
Dodge & Cox Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Income Fund
Class Name	Class I
Trading Symbol	DODIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Income Fund — Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class I	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund’s:
  Credit issuer selection, most notably Pemex, as well as Prosus, Republic of Colombia, and TC Energy;
  Overweight to Agency* mortgage-backed securities (MBS) and security selection within the sector;
  Underweight position in U.S. Treasuries; and
  Slightly longer duration positioning.
Key detractors from

relative results included the Fund’s:
  There were no notable detractors during the period.
*The U.S. Government does not guarantee the Fund’s shares, yield, or net asset value. The agency guarantee (by, for example, Ginnie Mae, Fannie Mae, or Freddie Mac) does not eliminate market risk.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Income Fund — Class I	8.32	1.05	3.35
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 104,343,345,986
Holdings Count | Holding	1,559
Advisory Fees Paid, Amount	$ 291,210,814
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 104,343,345,986
Total Number of Portfolio Holdings	1,559
Total Advisory Fees Paid	$ 291,210,814
Portfolio Turnover Rate	18%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	53.5%
Corporate	26.8%
U.S. Treasury	13.8%
Government-Related	3.7%

Dodge & Cox Income Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Income Fund
Class Name	Class X
Trading Symbol	DOXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Income Fund — Class X for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class X	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund’s:
  Credit issuer selection, most notably Pemex, as well as Prosus, Republic of Colombia, and TC Energy;
  Overweight to Agency* mortgage-backed securities (MBS) and security selection within the sector;
  Underweight position in U.S. Treasuries; and
  Slightly longer duration positioning.
Key detractors from

relative results included the Fund’s:
  There were no notable detractors during the period.
*The U.S. Government does not guarantee the Fund’s shares, yield, or net asset value. The agency guarantee (by, for example, Ginnie Mae, Fannie Mae, or Freddie Mac) does not eliminate market risk.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Income Fund — Class X 1	8.39	1.11	3.38
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 104,343,345,986
Holdings Count | Holding	1,559
Advisory Fees Paid, Amount	$ 291,210,814
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 104,343,345,986
Total Number of Portfolio H old ings	1,559
Total Advisory Fees Paid	$ 291,210,814
Portfolio Turnover Rate	18%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	53.5%
Corporate	26.8%
U.S. Treasury	13.8%
Government-Related	3.7%

Dodge & Cox Global Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Bond Fund
Class Name	Class I
Trading Symbol	DODLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class I	$ 48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors included the Fund's:
  Interest rate exposure in the United States;
  Local currency government bonds in Brazil, Mexico, and Chile;
  Credit securities, including Pemex, Bayer, and British American Tobacco; and
  Exposure to the Norwegian krone, euro, and S
  wedish k
  rona.
Key detractors included the Fund's:
  Exposure to the Japanese yen.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Bond Fund — Class I	11.51	2.77	5.26
Bloomberg Global Aggregate Bond Index (USD Hedged)	4.86	0.34	2.39

No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 4,573,673,205
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 13,149,419
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 4,573,673,205
Total Number of Portfolio Holdings	339
Total Advisory Fees Paid	$ 13,149,419
Portfolio Turnover Rate	26%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five
Largest Countries
United States	52.5%
United Kingdom	5.8%
Mexico	5.1%
Brazil	3.9%
Japan	3.8%
Sector Diversification

Dodge & Cox Global Bond Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Bond Fund
Class Name	Class X
Trading Symbol	DOXLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class X for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class X	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Key contributors included the Fund's:
  Interest rate exposure in the United States;
  Local currency government bonds in Brazil, Mexico, and Chile;
  Credit securities, including Pemex, Bayer, and British American Tobacco; and
  Exposure to the Norwegian krone, euro, and Swedish krona.
Key detractors included the Fund's:
  Exposure to the Japanese yen.

Performance Past Does Not Indicate Future [Text]	Returns represent past performance and do not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Bond Fund — Class X 1	11.60	2.83	5.29
Bloomberg Global Aggregate Bond Index (USD Hedged)	4.86	0.34	2.39
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Updated Performance Information Location [Text Block]	Current month-end performance can be obtained at dodgeandcox.com or by calling 800-621-3979.
Net Assets	$ 4,573,673,205
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 13,149,419
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 4,573,673,205
Total Number of Portfolio Holdings	339
Total Advisory Fees Paid	$ 13,149,419
Portfolio Turnover Rate	26%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five
Largest Countries
United States	52.5%
United Kingdom	5.8%
Mexico	5.1%
Brazil	3.9%
Japan	3.8%
Sector Diversification